Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 16, 2013
Property, Plant and Equipment [Line Items]
Acquired Property plant and equipment	$ 141.1
Property, plant and equipment, gross	4,839.2	4,692.6
Less: Accumulated depreciation	(2,913.7)	(2,766.2)
Total	1,925.5	1,926.4
Impairment charges related to restructuring	21.8	23.0	13.8
Depreciation expense	270.2	272.3	278.8
Assets held-for-sale, current	5.6	4.2
Impairment charges	21.8	23.0	13.8
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	145.8	136.1
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	937.8	904.6
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,509.9	3,415.0
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	213.1	208.7
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32.6	28.2
Vertis [Member]
Property, Plant and Equipment [Line Items]
Acquired Property plant and equipment				$ 127.8